Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–130.83%(a)
Alabama–3.22%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 1,000	$ 1,032,040
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	2,250	2,682,608
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	925	596,514
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(f)(g)	6.60%	10/01/2042	1,300	1,293,864
Series 2013 F, Revenue Wts.(f)	7.75%	10/01/2046	1,700	1,713,770
Series 2013 F, Revenue Wts.(f)	7.90%	10/01/2050	1,000	1,006,490
Lower Alabama Gas District (The); Series 2016 A, RB(d)	5.00%	09/01/2046	1,500	2,229,795
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(h)	5.25%	05/01/2044	1,000	1,125,780
				11,680,861
American Samoa–0.24%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	872,880
Arizona–4.08%
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	2,375	1,924,842
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(h)	5.75%	07/01/2036	1,500	1,696,470
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,577,220
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.38%	09/01/2032	1,000	1,032,660
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2012, RB(b)(c)	6.40%	07/01/2021	600	620,670
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(h)	6.75%	07/01/2044	750	852,435
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	1,000	1,014,040
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2017, RB(h)	5.00%	06/15/2052	2,355	2,392,515
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(h)	5.50%	05/01/2040	1,500	1,563,195
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(h)	6.13%	10/01/2052	1,000	1,035,670
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB	6.00%	07/01/2043	1,000	1,070,850
				14,780,567
California–17.52%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,035,440
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(d)	5.00%	04/01/2056	2,250	2,690,235
California (State of); Series 2020-XM0848, Ctfs.(d)	3.00%	03/01/2050	2,000	2,140,020
California (State of) Educational Facilities Authority (Stanford University);
Series 2014 U-6, RB(d)	5.00%	05/01/2045	3,000	4,829,400
Series 2012 U-2, Ref. RB(d)	5.00%	10/01/2032	3,000	4,312,200
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,345,437
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, RB	6.00%	07/01/2042	1,000	1,050,060
California (State of) Pollution Control Finance Authority; Series 2012, RB(h)(i)	5.00%	07/01/2037	1,000	1,054,450
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $937,500)(e)(h)(i)(j)	7.00%	12/01/2027	940	470,000
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	715,204
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB(b)(c)	7.25%	11/01/2021	1,000	1,063,090
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(h)	6.75%	06/01/2045	755	805,849
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	756,990
Series 2006 A, RB(k)	0.00%	06/01/2046	10,000	2,082,700
California Educational Facilities Authority; Series 2010, RB(d)	5.25%	04/01/2040	500	796,880
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	$ 890	$ 891,326
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB	6.50%	01/15/2043	1,000	1,146,220
Golden State Tobacco Securitization Corp.;
Series 2007 B, RB(k)	0.00%	06/01/2047	10,000	2,142,300
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	2,105	2,172,592
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(k)	0.00%	06/01/2036	10,000	3,643,100
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(d)(i)(l)	5.25%	05/15/2048	3,000	3,669,690
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(b)(c)	7.00%	08/01/2021	1,000	1,044,930
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(k)	0.00%	08/01/2039	8,000	5,377,520
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	1,000	1,085,790
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(b)(c)	7.00%	02/01/2021	1,400	1,415,344
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(k)	0.00%	08/01/2037	5,000	2,074,550
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(k)	0.00%	06/01/2036	2,000	846,940
Series 2007 A, RB(k)	0.00%	06/01/2041	5,000	1,586,850
Southern California Logistics Airport Authority; Series 2008 A, RB(k)	0.00%	12/01/2044	18,085	5,341,223
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(k)	0.00%	06/01/2054	3,500	622,965
Union City (City of), CA Community Redevelopment Agency (Community Redevelopment); Series 2011, RB(b)(c)	6.88%	12/01/2021	1,500	1,598,910
University of California; Series 2017 M, RB(d)	5.00%	05/15/2047	3,000	3,667,560
				63,475,765
Colorado–7.77%
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	750	773,010
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,905	1,959,559
Buffalo Highlands Metropolitan District; Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,185	1,238,443
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	1,051,450
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	1,500	1,565,265
City Center West Residential Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,040	1,072,812
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(d)	5.50%	01/01/2035	3,000	3,381,090
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(h)	6.25%	12/01/2050	1,000	1,011,080
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	6.00%	01/15/2041	1,000	1,003,380
Denver (City & County of), CO; Series 2018 A, Ref. RB(d)(i)	5.25%	12/01/2043	3,000	3,689,010
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds(b)(c)	7.25%	12/01/2020	500	500,000
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	700	730,044
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(f)	5.75%	12/01/2049	1,000	734,660
Leyden Rock Metropolitan District No. 10; Series 2016 B, GO Bonds	7.25%	12/15/2045	500	517,540
Nine Mile Metropolitan District; Series 2020, RB	5.13%	12/01/2040	1,375	1,405,759
North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	1,050,160
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	1,024,330
Reata Ridge Village Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	905	939,607
Solaris Metropolitan District No. 3; Series 2016 B, Ref. GO Bonds	7.00%	12/15/2046	1,000	1,019,110
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,582,320
Tallyn’s Reach Metropolitan District No. 3; Series 2016 A, GO Bonds	6.75%	11/01/2038	845	872,767
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	1,000	1,042,780
				28,164,176
Connecticut–0.51%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(h)	5.00%	07/01/2039	1,100	1,215,566
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (Acquired 11/16/2006-02/04/2020; Cost $3,241,721)(e)(j)(m)	5.13%	10/01/2036	5,310	637,200
				1,852,766
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–0.28%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(h)	5.25%	07/01/2048	$ 1,000	$ 1,034,050
District of Columbia–0.95%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2038	3,000	3,433,980
Florida–6.61%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	903,537
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2046	1,000	998,290
Broward (County of), FL; Series 2017, RB(d)(i)(l)	5.00%	10/01/2042	3,000	3,574,050
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB(e)(h)	6.75%	12/01/2035	100	40,000
Series 2015, RB(e)(h)	7.00%	12/01/2045	1,000	400,000
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB	5.00%	07/01/2048	250	150,005
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/06/2127; Cost $1,183,318)(e)(h)(j)	8.25%	05/15/2049	1,200	928,500
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB(b)(c)	7.25%	10/01/2021	1,000	1,058,040
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(h)	6.13%	06/15/2043	1,000	1,036,020
Series 2015, RB(h)	6.13%	06/15/2046	1,000	1,116,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(h)	5.38%	07/15/2038	1,300	1,337,960
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(b)(c)	5.75%	10/01/2022	1,000	1,098,640
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,219,680
Miami-Dade (County of), FL; Series 2009, RB(k)	0.00%	10/01/2042	7,900	4,027,815
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	1,500	1,756,590
Orlando (City of), FL; Series 2014 A, RB(b)(c)(d)	5.00%	05/01/2024	3,000	3,475,200
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	817,822
				23,938,149
Georgia–0.81%
Atlanta (City of), GA Water & Wastewater Revenue; Series 2015, Ref. RB(d)	5.00%	11/01/2040	2,490	2,955,680
Guam–0.16%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	545	569,242
Idaho–0.64%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB (Acquired 01/15/2014; Cost $986,134)(j)	8.13%	10/01/2049	1,000	813,780
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,495,152
				2,308,932
Illinois–14.33%
Berwyn (City of), IL; Series 2020, RB(h)	4.50%	12/01/2033	1,920	1,959,532
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	1,071	1,014,130
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,327,312
Series 2009 C, Ref. GO Bonds(k)	0.00%	01/01/2031	5,020	3,420,578
Series 2011, COP	7.13%	05/01/2025	1,030	1,030,124
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,694,100
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.75%	12/01/2032	1,820	1,823,021
Chicago (City of), IL Board of Education; Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,583,685
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(d)	5.00%	12/01/2045	2,250	2,669,513
Chicago (City of), IL Transit Authority; Series 2014, RB(d)	5.25%	12/01/2049	3,000	3,414,810
Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,038,820
Series 2017 C, GO Bonds	5.00%	11/01/2029	1,000	1,088,320
Series 2017 D, GO Bonds(d)(l)	5.00%	11/01/2023	3,000	3,167,490
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,136,830
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	$ 140	$ 140,081
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	1,000	1,019,720
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(h)	6.00%	12/01/2045	1,000	1,086,010
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	1,000	1,067,370
Series 2019 A, Ref. RB	5.00%	11/01/2049	4,000	4,214,440
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB (Acquired 04/25/2016; Cost $140,075)(j)	6.24%	05/15/2038	140	119,000
Series 2016 A, RB (Acquired 08/09/2016; Cost $505,177)(j)	6.33%	05/15/2048	500	425,000
Series 2016 A, RB (Acquired 04/01/2016; Cost $850,000)(j)	6.44%	05/15/2055	850	722,500
Series 2016, RB (Acquired 04/01/2016; Cost $19,568)(e)(j)	2.00%	05/15/2055	150	7,500
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	7.00%	08/15/2023	1,000	1,164,550
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	1,000	1,071,000
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,580,070
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	375	387,532
Series 2011, Ref. RB	7.13%	10/01/2041	500	515,345
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	3,000	3,248,160
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	863,567
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB(f)	4.70%	12/15/2037	1,000	715,770
Series 2017 B, Ref. RB(f)	4.95%	12/15/2047	3,900	2,727,426
Metropolitan Water Reclamation District of Greater Chicago; Series 2015 A, GO Bonds(d)	5.00%	12/01/2044	3,000	3,442,320
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB(b)(c)	8.50%	06/01/2021	1,000	1,040,400
				51,926,026
Indiana–1.73%
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB(e)	7.13%	11/15/2047	171	1,708
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(d)	5.00%	12/01/2040	2,250	2,583,473
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(h)	5.90%	07/01/2038	1,000	1,042,620
Series 2018 A, Ref. RB(h)	6.00%	07/01/2048	1,000	1,044,890
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB (Acquired 04/25/2014; Cost $490,000)(j)	6.90%	12/01/2033	490	465,074
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	7.00%	01/01/2044	1,000	1,128,790
				6,266,555
Iowa–3.26%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,027,990
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	3,000	3,262,260
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,218,965
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	700	710,472
Series 2005 C, RB	5.38%	06/01/2038	1,125	1,141,830
Series 2005 C, RB	5.63%	06/01/2046	1,000	1,014,960
Series 2005 D, RB(k)	0.00%	06/01/2046	8,400	1,749,636
Series 2005 E, RB(k)	0.00%	06/01/2046	10,000	1,678,200
				11,804,313
Kansas–0.90%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.38%	12/15/2043	1,000	1,070,170
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	1,064,810
Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	1,140,021
				3,275,001
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–0.90%
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2011, RB(b)(c)	7.38%	05/15/2021	$ 1,000	$ 1,032,030
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB(f)	6.88%	07/01/2046	2,000	2,247,700
				3,279,730
Louisiana–0.94%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	790,320
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(d)(i)(l)	5.00%	01/01/2048	2,250	2,610,360
				3,400,680
Maine–0.28%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	1,000	1,019,990
Maryland–0.28%
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040	1,000	1,001,290
Massachusetts–1.82%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(g)	5.50%	08/01/2030	960	1,362,250
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	505	749,774
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(h)	5.00%	10/01/2057	1,500	1,601,745
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(b)(c)	6.88%	01/01/2021	1,000	1,005,430
University of Massachusetts Building Authority; Sr. Series 2017 1, RB(d)	5.25%	11/01/2047	1,500	1,870,230
				6,589,429
Michigan–1.52%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	645,833
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. RB (Acquired 02/08/2226; Cost $1,110,000)(e)(j)	7.00%	11/15/2028	1,110	721,500
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(b)(c)	5.25%	07/01/2022	1,000	1,079,980
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	619,074
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(h)	5.00%	07/01/2046	2,705	2,454,950
				5,521,337
Minnesota–1.91%
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC); Series 2010, RB	9.00%	12/01/2035	940	940,639
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,076,640
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	1,000	1,001,550
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	1,135,020
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,762,952
				6,916,801
Missouri–2.47%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB (Acquired 05/04/2007; Cost $750,000)(j)(m)	5.50%	04/01/2027	750	180,000
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(h)	5.25%	12/01/2048	1,000	1,029,510
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,320,600
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,051,700
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(h)	4.25%	12/01/2042	2,000	2,180,280
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,625,190
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	555	555,538
				8,942,818
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–1.26%
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	$ 3,000	$ 3,642,330
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(h)(k)	0.00%	07/01/2058	6,500	938,405
				4,580,735
New Hampshire–0.29%
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB(b)(c)	6.88%	07/01/2021	1,000	1,038,170
New Jersey–1.71%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	1,000	1,049,000
Series 2012, RB(i)	5.75%	09/15/2027	1,000	1,004,360
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(h)	6.30%	10/01/2049	1,200	1,273,404
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	1,023,540
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB(d)	5.00%	01/01/2040	1,500	1,835,490
				6,185,794
New York–16.76%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(k)	0.00%	07/15/2035	1,475	856,842
Series 2009, RB(k)	0.00%	07/15/2046	10,000	3,500,000
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(h)(i)	5.25%	12/31/2033	1,000	1,075,540
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(d)	5.00%	02/15/2039	3,000	3,580,800
Metropolitan Transportation Authority;
Series 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(n)(o)	0.03%	11/01/2032	2,550	2,550,000
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(n)(o)	0.05%	11/01/2035	1,050	1,050,000
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,000	1,039,020
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 05/05/2009; Cost $1,125,000)(j)	6.50%	01/01/2032	1,125	675,000
Series 2014 A, RB (Acquired 11/16/2016; Cost $500,000)(j)	6.70%	01/01/2049	500	300,000
Series 2014 C, RB (Acquired 05/05/2009; Cost $0)(e)(j)	2.00%	01/01/2049	405	40,506
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB(d)(i)	5.00%	10/15/2028	1,300	1,346,618
Series 2011, RB(d)(i)	5.00%	10/15/2027	1,700	1,761,727
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS - AMBAC)(g)	5.00%	01/01/2039	500	500,200
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB(d)	5.00%	06/15/2047	3,000	3,266,670
Subseries 2012 A-1, VRD RB(n)	0.03%	06/15/2044	1,500	1,500,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB(d)	5.00%	05/01/2042	2,400	2,627,160
Subseries 2012 F-1, RB(d)	5.00%	05/01/2039	6,000	6,369,840
New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(k)	0.00%	06/01/2050	8,100	1,058,832
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,431,820
New York (State of) Dormitory Authority;
Series 2014 C, RB(d)	5.00%	03/15/2041	3,000	3,376,920
Series 2018 E, RB(d)	5.00%	03/15/2045	2,250	2,802,015
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)(d)	5.00%	03/15/2045	3,000	3,488,310
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(h)	7.25%	11/15/2044	1,000	1,043,720
New York Transportation Development Corp.; Series 2020 A, Ref. RB(i)	4.00%	12/01/2038	1,275	1,435,727
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	745	751,690
Series 2016, Ref. RB(i)	5.00%	08/01/2031	255	256,288
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(i)	4.38%	10/01/2045	1,750	1,945,597
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(i)(l)	5.00%	07/01/2046	1,750	1,910,178
Triborough Bridge & Tunnel Authority; Series 2017 A, RB(d)	5.00%	11/15/2047	4,170	5,012,840
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	2,107,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(h)(i)	7.00%	06/01/2046	$ 1,000	$ 1,058,340
				60,719,200
North Carolina–1.88%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	750	787,575
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,350,052
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB(b)(c)	7.75%	03/01/2021	1,000	1,017,800
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	3,000	3,672,450
				6,827,877
North Dakota–0.28%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,000	1,000,400
Ohio–4.25%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(b)(c)	6.25%	06/01/2022	1,000	1,090,080
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	4,720	5,308,206
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	6,600	983,532
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	1,000	1,072,620
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	1,600	1,624,656
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,564,710
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	925	1,030,144
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,037,480
Ohio (State of); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,500	1,674,885
				15,386,313
Oklahoma–1.23%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (Acquired 05/03/2012; Cost $425,922)(e)(j)(m)	6.00%	01/01/2032	422	4,834
Series 2013, Ref. RB (Acquired 06/19/2013; Cost $415,940)(e)(j)(m)	5.75%	01/01/2037	422	4,834
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,000	1,181,770
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 02/14/2019; Cost $1,596,875)(e)(j)	5.00%	08/01/2052	1,750	682,500
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(e)	7.00%	11/01/2051	665	3,327
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(i)	5.50%	12/01/2035	2,500	2,593,700
				4,470,965
Pennsylvania–3.41%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	840	842,612
Berks (County of), PA Industrial Development Authority (Tower Health);
Series 2017, Ref. RB	4.00%	11/01/2047	1,000	986,850
Series 2017, Ref. RB	5.00%	11/01/2047	3,000	3,155,340
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	1,020,470
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(b)(c)	6.63%	12/01/2021	1,000	1,063,140
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(d)	5.00%	06/15/2034	3,000	3,444,360
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	862,155
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(h)	6.75%	06/15/2043	1,000	1,002,550
				12,377,477
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–6.04%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 500	$ 513,085
Series 2002, RB	5.63%	05/15/2043	1,000	1,005,300
Series 2005 A, RB(k)	0.00%	05/15/2050	27,000	4,105,890
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(e)	5.00%	07/01/2037	495	371,250
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	1,000	1,063,200
Series 2010 XX, RB(e)	5.25%	07/02/2040	2,300	1,730,750
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(i)	6.63%	06/01/2026	1,000	1,035,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	1,000	1,028,520
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2046	10,650	3,196,704
Series 2018 A-1, RB(k)	0.00%	07/01/2051	28,462	6,175,400
Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,654,455
				21,879,554
South Carolina–1.05%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(h)	5.75%	06/15/2039	1,500	1,685,655
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	2,124,640
				3,810,295
Tennessee–0.90%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	1,031,170
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,516,320
Series 2016 A, Ref. RB(h)	5.00%	09/01/2031	750	723,938
				3,271,428
Texas–7.22%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	800	867,992
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(i)	7.00%	03/01/2039	1,200	1,232,280
Central Texas Regional Mobility Authority; Series 2011, RB(b)(c)	6.75%	01/01/2021	1,000	1,005,250
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB(b)(c)	6.25%	12/01/2020	1,000	1,000,000
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(i)	6.63%	07/15/2038	1,000	1,043,750
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	1,000	1,034,070
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB(b)(c)	6.88%	05/15/2021	1,000	1,030,150
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(h)	5.50%	08/15/2045	750	804,862
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB(h)(i)	6.50%	12/01/2033	920	883,154
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(h)(i)	4.63%	10/01/2031	1,500	1,593,090
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,650	1,645,627
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	1,073,130
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	341,732
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,247,025
North Texas Tollway Authority; Series 2011 B, RB(b)(c)(k)	0.00%	09/01/2031	7,000	3,937,430
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	459,212
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(e)(i)(m)	8.00%	07/01/2038	990	247,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	1,500	1,596,465
Series 2017, RB	6.75%	11/15/2052	1,000	1,061,530
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB	6.38%	02/15/2052	1,000	806,860
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	913	953,538
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	1,000	1,142,570
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(i)	6.75%	06/30/2043	$ 1,000	$ 1,140,750
				26,147,967
Utah–1.00%
Salt Lake City Corp. Airport Revenue; Series 2018 A, RB(d)(i)	5.00%	07/01/2043	3,000	3,613,260
Virgin Islands–0.68%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 B, RB	5.25%	10/01/2029	2,500	2,475,075
Virginia–0.53%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.38%	03/01/2036	1,000	902,490
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	1,006,530
				1,909,020
Washington–2.59%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,090,920
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. GO Bonds(b)(c)	7.00%	12/01/2021	1,000	1,066,040
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB(b)(c)(d)	5.00%	01/01/2021	3,000	3,011,580
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)(l)	5.00%	07/01/2048	3,000	3,416,730
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(h)	7.00%	07/01/2050	740	796,751
				9,382,021
West Virginia–1.57%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(h)	5.75%	06/01/2042	1,500	1,634,070
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	1,000	1,021,680
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(h)	5.75%	06/01/2043	2,000	2,111,820
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(h)(i)	7.25%	02/01/2036	750	697,253
Series 2018, RB(h)(i)	8.75%	02/01/2036	240	243,420
				5,708,243
Wisconsin–5.05%
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(h)	5.75%	10/01/2053	1,000	1,111,830
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(g)(k)	0.00%	12/15/2060	5,000	1,089,000
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(d)	5.00%	11/15/2039	3,000	3,576,000
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(h)	6.85%	10/01/2047	2,000	2,293,900
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(h)	7.00%	12/01/2050	1,900	1,673,463
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(h)	6.85%	11/01/2046	1,000	1,078,070
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(h)	6.13%	02/01/2048	1,000	1,029,260
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB(h)	8.25%	06/01/2046	1,000	1,042,150
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(h)	6.25%	01/01/2038	1,000	829,110
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(i)	7.25%	06/01/2035	1,500	1,596,705
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,702,155
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	713,625
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.); Series 2012 A, RB(b)(c)	6.20%	10/01/2022	$ 500	$ 552,545
				18,287,813
TOTAL INVESTMENTS IN SECURITIES(p)–130.83% (Cost $440,366,048)					474,082,625
FLOATING RATE NOTE OBLIGATIONS–(23.21)%
Notes with interest and fee rates ranging from 0.64% to 1.18% at 11/30/2020 and contractual maturities of collateral ranging from 11/01/2023 to 04/01/2056(q)					(84,120,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(8.26)%					(29,942,561)
OTHER ASSETS LESS LIABILITIES–0.64%					2,357,618
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$362,377,682
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $6,888,423, which represented 1.90% of the Trust’s Net Assets.
(f)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $58,138,832, which represented 16.04% of the Trust’s Net Assets.
(i)	Security subject to the alternative minimum tax.
(j)	Restricted security. The aggregate value of these securities at period end was $7,197,728, which represented 1.99% of the Trust’s Net Assets.
(k)	Zero coupon bond issued at a discount.
(l)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,315,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $136,157,646 are held by TOB Trusts and serve as collateral for the $84,120,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$473,008,257	$1,074,368	$474,082,625
Other Investments - Assets
Investments Matured	—	2,171,588	—	2,171,588
Total Investments	$—	$475,179,845	$1,074,368	$476,254,213
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Municipal Income Opportunities Trust